SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022
Insurance	$ 675,171	$ 1,148,455
Prepaid interest	1,619	1,889
Prepaid marketing services	381,107	733,417
Prepaid rent	12,480	12,485
Prepaid subscriptions	17,831	29,194
Deposits	800,166	382,284
Prepaid expenses and deposits	$ 1,888,374	$ 2,307,724